Long-Term Equity Investment, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 05, 2018	Jul. 07, 2018
Long-Term Equity Investment, Net [Line Items]
Equity interests consideration amount								¥ 32,000
Other than temporary impairment loss	¥ 1,000	¥ 3,000	¥ 8,000	¥ 26,000		¥ 16,000
Haofangtong [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage							7.00%	26.00%
Newly issued shares (in Shares)							4,029,543	4,029,543
Equity interests consideration amount							¥ 56,000	¥ 56,000
Equity method investment Existing shareholders							¥ 32,000
Haofangtong [Member] | Newly Issue Shares [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage							7.00%	7.00%
Haofangtong [Member] | Purchase Option [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	7.00%						19.00%	19.00%
Newly issued shares (in Shares)								10,937,339